Vessels, net, Transfers to Vessels, Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Vessels, Net [Member]
Vessels, Net [Abstract]
Yard installments	$ 240,253
Capitalized expenses	5,510
Final cost	$ 245,763
M/T Julius Caesar [Member]
Vessels, Net [Abstract]
Delivery date	Jan. 17, 2022
Yard installments	$ 90,008
Capitalized expenses	2,056
Final cost	$ 92,064
M/T Legio X Equestris [Member]
Vessels, Net [Abstract]
Delivery date	Mar. 02, 2022
Yard installments	$ 89,995
Capitalized expenses	2,138
Final cost	$ 92,133
M/T Eco Oceano CA [Member]
Vessels, Net [Abstract]
Delivery date	Mar. 04, 2022
Yard installments	$ 60,250
Capitalized expenses	1,316
Final cost	$ 61,566